Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable – third parties	$ 12,259,209	$ 9,097,743	$ 11,645,987
Less: Provision for allowance for credit losses – third parties	(751,145)	(557,436)	(727,552)	$ (539,927)	$ (513,383)
Accounts receivable, net	$ 11,508,064	$ 8,540,307	$ 10,918,435